CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Structure [Line Items]
Treasury shares, shares		12,935,230	17,684,386	16,222,246
New Shares Issued [Member]
Capital Structure [Line Items]
Treasury shares, shares		12,917,017	13,482,154	15,478,987
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		940,419		8,574,153
Issuance of shares for restricted shares vested (in shares)		0	0	0
Exercise of share options (in shares)		0	0	0
Ordinary Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		940,419	0	8,574,153
Treasury Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	[1]	(940,419)		(8,574,153)
Issuance of shares for restricted shares vested (in shares)	[1]	136,809	1,068,534	1,297,902
Exercise of share options (in shares)	[1]	1,368,747	928,299	3,064,302
Treasury Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		940,419	0	8,574,153
Issuance of shares for restricted shares vested (in shares)		136,809	1,068,534	1,297,902
Exercise of share options (in shares)		1,368,747	928,299	3,064,302

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the 2015 Stock Repurchase Program and 2014 Stock Repurchase Program pending for retirement.